Fair Value of Pension Plan Assets by Asset Category (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Overseas Pension Plans Defined Benefit
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 62,042		¥ 3,825		¥ 3,040
Overseas Pension Plans Defined Benefit | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	57,360		0
Overseas Pension Plans Defined Benefit | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	4,682		3,825
Overseas Pension Plans Defined Benefit | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	104,984		93,144		82,905
Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	104,984		93,144
Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0		0
Pooled Equity Securities Funds | Overseas Pension Plans Defined Benefit | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	59	[1]	57	[2]
Pooled Equity Securities Funds | Overseas Pension Plans Defined Benefit | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[1]	0	[2]
Pooled Equity Securities Funds | Overseas Pension Plans Defined Benefit | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	59	[1]	57	[2]
Pooled Equity Securities Funds | Overseas Pension Plans Defined Benefit | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[1]	0	[2]
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	14,981	[3]	12,458	[4]
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	18,430	[2]	14,613	[2]
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[3]	0	[4]
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[2]	0	[2]
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	14,981	[3]	12,458	[4]
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	18,430	[2]	14,613	[2]
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[3]	0	[4]
Pooled Equity Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[2]	0	[2]
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	28,931	[5]	26,208	[6]
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	16,702	[7]	14,641	[8]
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[5]	0	[6]
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[7]	0	[8]
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	28,931	[5]	26,208	[6]
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	16,702	[7]	14,641	[8]
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[5]	0	[6]
Pooled Debt Securities Funds | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[7]	0	[8]
Municipal Bonds | Overseas Pension Plans Defined Benefit | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	5,399		3,332
Municipal Bonds | Overseas Pension Plans Defined Benefit | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	1,779		0
Municipal Bonds | Overseas Pension Plans Defined Benefit | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	3,620		3,332
Municipal Bonds | Overseas Pension Plans Defined Benefit | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0		0
Life Insurance Company General Accounts | Overseas Pension Plans Defined Benefit
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets			177	[9]
Life Insurance Company General Accounts | Overseas Pension Plans Defined Benefit | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	161	[9]
Life Insurance Company General Accounts | Overseas Pension Plans Defined Benefit | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets			0	[9]
Life Insurance Company General Accounts | Overseas Pension Plans Defined Benefit | Level 1 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[9]
Life Insurance Company General Accounts | Overseas Pension Plans Defined Benefit | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets			177	[9]
Life Insurance Company General Accounts | Overseas Pension Plans Defined Benefit | Level 2 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	161	[9]
Life Insurance Company General Accounts | Overseas Pension Plans Defined Benefit | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets			0	[9]
Life Insurance Company General Accounts | Overseas Pension Plans Defined Benefit | Level 3 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[9]
Life Insurance Company General Accounts | Domestic Pension Plans Of Foreign Entity Defined Benefit
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	17,860	[9]	17,703	[9]
Life Insurance Company General Accounts | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[9]	0	[9]
Life Insurance Company General Accounts | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	17,860	[9]	17,703	[9]
Life Insurance Company General Accounts | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[9]	0	[9]
Other | Overseas Pension Plans Defined Benefit
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets			259	[10]
Other | Overseas Pension Plans Defined Benefit | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	842	[10]
Other | Overseas Pension Plans Defined Benefit | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets			0	[10]
Other | Overseas Pension Plans Defined Benefit | Level 1 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[10]
Other | Overseas Pension Plans Defined Benefit | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets			259	[10]
Other | Overseas Pension Plans Defined Benefit | Level 2 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	842	[10]
Other | Overseas Pension Plans Defined Benefit | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets			0	[10]
Other | Overseas Pension Plans Defined Benefit | Level 3 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[10]
Other | Domestic Pension Plans Of Foreign Entity Defined Benefit
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	8,080	[10]	7,521	[10]
Other | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[10]	0	[10]
Other | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	8,080	[10]	7,521	[10]
Other | Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[10]	0	[10]
Shares | Overseas Pension Plans Defined Benefit | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	24,420	[1]
Shares | Overseas Pension Plans Defined Benefit | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	24,420	[1]
Shares | Overseas Pension Plans Defined Benefit | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[1]
Shares | Overseas Pension Plans Defined Benefit | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[1]
Government Bonds | Overseas Pension Plans Defined Benefit | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	15,317
Government Bonds | Overseas Pension Plans Defined Benefit | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	15,317
Government Bonds | Overseas Pension Plans Defined Benefit | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0
Government Bonds | Overseas Pension Plans Defined Benefit | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0
Corporate Bonds | Overseas Pension Plans Defined Benefit | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	15,844
Corporate Bonds | Overseas Pension Plans Defined Benefit | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	15,844
Corporate Bonds | Overseas Pension Plans Defined Benefit | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0
Corporate Bonds | Overseas Pension Plans Defined Benefit | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 0

[1]	These shares and funds invest in listing shares.
[2]	These funds invest in listing shares.
[3]	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥25 million and units of ORIX JREIT Inc. in the amounts of ¥181 million at March 31, 2014.
[4]	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥12 million and units of ORIX JREIT Inc. in the amounts of ¥179 million at March 31, 2013.
[5]	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥46 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥20 million at March 31, 2014.
[6]	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥107 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥41 million at March 31, 2013.
[7]	These funds invest entirely in foreign government bonds.
[8]	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
[9]	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
[10]	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.